UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22744
American Funds Corporate Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class A
| BFCAX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last s
ix
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.72% *
*Annualized.
Key fund st
ati
stics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class C
| BFCCX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class T
| TFBBX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-1
| BFCFX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37	0.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-2
| BFCGX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-3
| CFBFX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-A
| COBAX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 38	0.74% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional informati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-C
| COBCX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 77	1.49% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-E
| COBEX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 48	0.93% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-T
| TABBX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 26	0.50% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-1
| COBFX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last
six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 25	0.49% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-2
| FFBBX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.43% *
*Annualized.
Key
fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-3
| FBCDX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for
the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 19	0.37% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-1
|
RCBAX
 for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 73	1.42% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-2
| RCBBX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 73	1.42% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-2E
| RCBGX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 58	1.13% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-3
| RCBCX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.96% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-4
| RCBDX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.67% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-5E
| RCBHX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-5
| RCBEX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 20	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-032-0125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-6
| RCBFX
for the six months ended November 30, 2024
This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,969
Total number of portfolio holdings	701
Portfolio turnover rate	98%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-032-0125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Corporate Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended November 30, 2024
Lit. No. MFGEFP2-032-0125 © 2025 Capital Group. All rights reserved.

Investment portfolio November 30, 2024unaudited

Bonds, notes & other debt instruments 91.41%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 81.57%
Financials 20.19%
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,2]	USD2,963	$3,033
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[2]	464	503
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[2]	1,550	1,561
	American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[2]	2,375	2,409
	American International Group, Inc. 5.125% 3/27/2033	5,510	5,566
	American International Group, Inc. 4.80% 7/10/2045	100	93
	American International Group, Inc. 4.375% 6/30/2050	1,000	870
	Aon Corp. 5.35% 2/28/2033	1,497	1,533
	Aon Corp. 3.90% 2/28/2052	1,000	781
	Aon North America, Inc. 5.15% 3/1/2029	250	254
	Aon North America, Inc. 5.30% 3/1/2031	250	257
	Aon North America, Inc. 5.45% 3/1/2034	8,840	9,085
	Aon North America, Inc. 5.75% 3/1/2054	3,309	3,431
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[2]	3	3
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	2,198	1,860
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	4,679	3,975
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	5,569	5,876
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	4,617	4,744
	Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[2]	2,028	1,377
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	500	504
	Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	800	760
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	5,867	5,943
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[2]	2,778	2,823
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[2]	8,870	9,051
	Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[2]	2,439	2,571
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	325	293
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	625	542
	BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,418
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]	600	632
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	2,000	2,037
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	348	354
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	4,241	4,593
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	5,566	5,735
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	2,108	2,159
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	1,603	1,703
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	699	730
	Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[2]	2,200	2,268
	Chubb INA Holdings, LLC 3.35% 5/3/2026	675	665
	Chubb INA Holdings, LLC 5.00% 3/15/2034	18,099	18,298
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[2]	3,338	3,322
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	9,350	9,209
	Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	1	1
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[2]	1,000	865
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	515	439
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[2]	1,962	2,003
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[2]	1,528	1,559
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[2]	911	987
	CME Group, Inc. 4.15% 6/15/2048	4,000	3,492
	Commonwealth Bank of Australia 4.577% 11/27/2026	3,610	3,617
	Corebridge Financial, Inc. 3.90% 4/5/2032	2,220	2,062
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[2]	835	812
	Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]	268	277
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	1,514	1,381
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[2]	5,300	5,169
	Five Corners Funding Trust II 2.85% 5/15/2030[1]	1,000	905
	Five Corners Funding Trust IV 5.997% 2/15/2053[1]	500	531

1	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 5.955% 5/15/2026[3]	USD500	$502
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	5,868	6,058
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[2]	4,191	3,602
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	2,100	2,202
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[2]	4,795	4,741
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	2,000	1,464
	Goldman Sachs Group, Inc. 5.561% 11/19/2045 (USD-SOFR + 1.58% on 11/19/2044)[2]	1,253	1,273
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	1,696	1,465
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	1,644	1,421
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	3,084	3,160
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]	375	429
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	1,000	1,114
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	8,830	9,093
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	524	528
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[2]	6,289	6,235
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	3,554	3,598
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[2]	9,671	9,596
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[2]	7,228	7,417
	JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	443	311
	JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	3,544	2,592
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[2]	1,310	1,414
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[2]	1,170	1,215
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[2]	3,799	3,694
	Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	750	751
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	750	751
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	16,380	16,463
	Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	550	562
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	5,980	6,061
	Mastercard, Inc. 4.875% 5/9/2034	6,130	6,179
	Mastercard, Inc. 4.55% 1/15/2035	6,170	6,041
	MetLife, Inc. 5.375% 7/15/2033	2,754	2,868
	MetLife, Inc. 5.30% 12/15/2034	250	257
	MetLife, Inc. 4.60% 5/13/2046	100	92
	MetLife, Inc. 5.00% 7/15/2052	230	220
	Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	1,203	1,178
	Metropolitan Life Global Funding I 3.45% 12/18/2026[1]	150	147
	Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	350	353
	Metropolitan Life Global Funding I 3.05% 6/17/2029[1]	250	233
	Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	476	436
	Metropolitan Life Global Funding I 2.40% 1/11/2032[1]	250	214
	Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	200	203
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	25	25
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[2]	1,386	1,154
	Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	733	810
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	10,528	11,045
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	7,882	8,000
	Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[2]	667	519
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[2]	6,689	6,914
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[2]	9,575	9,493
	National Australia Bank, Ltd. 5.181% 6/11/2034[1]	2,150	2,209
	NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	340	326
	NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2,4]	370	361
	New York Life Global Funding 1.20% 8/7/2030[1]	1,500	1,249
	New York Life Global Funding 4.55% 1/28/2033[1]	758	743
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	1,010	1,019
	PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[2]	2,500	2,545
	PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[2]	4,500	4,458
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	947	1,058
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	1,851	1,919

American Funds Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	USD2,615	$2,662
	Prudential Financial, Inc. 3.70% 3/13/2051	725	555
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[2]	24,010	23,907
	Royal Bank of Canada 5.00% 2/1/2033	3,000	3,017
	Standard Chartered PLC 5.005% 10/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.15% on 10/15/2029)[1,2]	1,500	1,489
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	2,046	2,083
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,390
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[2]	2,267	2,316
	Toronto-Dominion Bank (The) 5.146% 9/10/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 9/10/2029)[2]	2,198	2,178
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]	579	623
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	2,603	2,615
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	795	829
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	3,082	3,181
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	3,360	3,481
	UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,494
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,2]	250	254
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	3,189	3,268
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	2,170	2,084
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	862	725
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	500	444
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	1,610	1,642
	Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[2]	913	835
	Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	3,293	2,953
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	5,389	5,461
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	7,417	6,622
	Willis North America, Inc. 5.90% 3/5/2054	500	519
			397,528

Health care 15.87%
	AbbVie, Inc. 4.80% 3/15/2029	7,690	7,760
	AbbVie, Inc. 5.05% 3/15/2034	26,701	27,050
	AbbVie, Inc. 5.35% 3/15/2044	300	304
	AbbVie, Inc. 5.40% 3/15/2054	7,250	7,363
	AbbVie, Inc. 5.50% 3/15/2064	790	805
	Amgen, Inc. 5.15% 3/2/2028	4,976	5,051
	Amgen, Inc. 3.00% 2/22/2029	3,165	2,969
	Amgen, Inc. 2.45% 2/21/2030	1,250	1,118
	Amgen, Inc. 5.25% 3/2/2030	2,706	2,767
	Amgen, Inc. 2.30% 2/25/2031	1,250	1,083
	Amgen, Inc. 4.20% 3/1/2033	3,500	3,307
	Amgen, Inc. 5.25% 3/2/2033	10,053	10,220
	Amgen, Inc. 5.60% 3/2/2043	2,850	2,895
	Amgen, Inc. 4.875% 3/1/2053	2,438	2,220
	Amgen, Inc. 5.65% 3/2/2053	11,028	11,257
	Amgen, Inc. 4.40% 2/22/2062	174	143
	Amgen, Inc. 5.75% 3/2/2063	3,610	3,678
	Astrazeneca Finance, LLC 4.85% 2/26/2029	3,500	3,544
	Astrazeneca Finance, LLC 4.90% 2/26/2031	3,145	3,192
	Astrazeneca Finance, LLC 2.25% 5/28/2031	1,061	922
	Astrazeneca Finance, LLC 5.00% 2/26/2034	3,700	3,742
	AstraZeneca PLC 3.375% 11/16/2025	177	175
	AstraZeneca PLC 0.70% 4/8/2026	2,658	2,531
	AstraZeneca PLC 1.375% 8/6/2030	2,347	1,979
	Baxter International, Inc. 2.272% 12/1/2028	500	454
	Baxter International, Inc. 2.539% 2/1/2032	6,429	5,482
	Baxter International, Inc. 3.132% 12/1/2051	456	301
	Becton, Dickinson and Co. 4.874% 2/8/2029	2,000	2,016
	Becton, Dickinson and Co. 5.081% 6/7/2029	7,608	7,724
	Becton, Dickinson and Co. 5.11% 2/8/2034	1,050	1,057

3	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	USD1,855	$1,882
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,160	2,212
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	975	1,005
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	331
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	433
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,411	3,829
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	13,703	14,181
	Bristol-Myers Squibb Co. 6.40% 11/15/2063	1,230	1,399
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	241	247
	Cencora, Inc. 2.70% 3/15/2031	830	731
	Centene Corp. 2.45% 7/15/2028	6,355	5,751
	Centene Corp. 4.625% 12/15/2029	4,770	4,576
	Centene Corp. 3.375% 2/15/2030	1,963	1,769
	Centene Corp. 3.00% 10/15/2030	4,185	3,652
	Centene Corp. 2.50% 3/1/2031	6,040	5,075
	Centene Corp. 2.625% 8/1/2031	1,530	1,280
	Cigna Group (The) 5.125% 5/15/2031	600	606
	Cigna Group (The) 5.25% 2/15/2034	6,175	6,237
	CVS Health Corp. 3.25% 8/15/2029	414	383
	CVS Health Corp. 5.125% 2/21/2030	1,700	1,701
	CVS Health Corp. 1.75% 8/21/2030	1,415	1,179
	CVS Health Corp. 1.875% 2/28/2031	3,295	2,710
	CVS Health Corp. 5.25% 2/21/2033	5,024	4,988
	CVS Health Corp. 5.70% 6/1/2034	3,724	3,799
	CVS Health Corp. 5.05% 3/25/2048	40	35
	CVS Health Corp. 5.625% 2/21/2053	1,400	1,339
	CVS Health Corp. 5.875% 6/1/2053	980	967
	CVS Health Corp. 6.05% 6/1/2054	625	633
	CVS Health Corp. 6.00% 6/1/2063	503	497
	Elevance Health, Inc. 5.20% 2/15/2035	7,999	8,044
	Elevance Health, Inc. 4.55% 5/15/2052	1,157	995
	Elevance Health, Inc. 5.125% 2/15/2053	390	368
	Elevance Health, Inc. 5.70% 2/15/2055	1,101	1,131
	Eli Lilly and Co. 4.60% 8/14/2034	2,525	2,491
	Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	11,267
	Gilead Sciences, Inc. 2.60% 10/1/2040	622	450
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,121	4,267
	HCA, Inc. 5.20% 6/1/2028	5,000	5,060
	HCA, Inc. 4.125% 6/15/2029	1,000	966
	HCA, Inc. 2.375% 7/15/2031	2,455	2,073
	Humana, Inc. 5.375% 4/15/2031	2,633	2,661
	Humana, Inc. 5.95% 3/15/2034	450	467
	Humana, Inc. 5.75% 4/15/2054	1,110	1,104
	Johnson & Johnson 4.90% 6/1/2031	5,163	5,286
	Johnson & Johnson 4.95% 6/1/2034	7,905	8,123
	Johnson & Johnson 5.25% 6/1/2054	1,932	2,006
	Laboratory Corp. of America Holdings 4.55% 4/1/2032	1,200	1,165
	Laboratory Corp. of America Holdings 4.80% 10/1/2034	851	827
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,201	5,148
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,368	12,235
	Roche Holdings, Inc. 2.076% 12/13/2031[1]	7,280	6,166
	Roche Holdings, Inc. 5.593% 11/13/2033[1]	200	212
	Roche Holdings, Inc. 4.592% 9/9/2034[1]	4,034	3,969
	Roche Holdings, Inc. 5.218% 3/8/2054[1]	2,100	2,126
	UnitedHealth Group, Inc. 2.875% 8/15/2029	348	324
	UnitedHealth Group, Inc. 4.20% 5/15/2032	2,484	2,407
	UnitedHealth Group, Inc. 5.15% 7/15/2034	8,671	8,828
	UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,519
	UnitedHealth Group, Inc. 4.25% 6/15/2048	468	399
	UnitedHealth Group, Inc. 4.45% 12/15/2048	285	250
	UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,370
	UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,281
	UnitedHealth Group, Inc. 5.375% 4/15/2054	1,400	1,401
	UnitedHealth Group, Inc. 5.625% 7/15/2054	6,091	6,324

American Funds Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	UnitedHealth Group, Inc. 4.95% 5/15/2062	USD530	$491
	UnitedHealth Group, Inc. 6.05% 2/15/2063	414	451
	Viatris, Inc. 4.00% 6/22/2050	1,986	1,425
			312,613

Utilities 11.09%
	AEP Transmission Co., LLC 5.15% 4/1/2034	6,000	6,072
	AEP Transmission Co., LLC 2.75% 8/15/2051	979	628
	American Electric Power Co., Inc. 1.00% 11/1/2025	650	628
	American Transmission Systems, Inc. 2.65% 1/15/2032[1]	685	593
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	415	365
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	2,535	2,557
	CenterPoint Energy, Inc. 2.65% 6/1/2031	5,389	4,721
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]	1,000	956
	Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	1,950	1,911
	Commonwealth Edison Co. 2.75% 9/1/2051	25	16
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	850	855
	Consumers Energy Co. 4.90% 2/15/2029	25	25
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,791
	Duke Energy Florida, LLC 5.95% 11/15/2052	850	916
	Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	646
	Edison International 4.125% 3/15/2028	4,260	4,172
	Edison International 5.25% 3/15/2032	1,190	1,203
	Electricité de France SA 5.65% 4/22/2029[1]	1,100	1,136
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	4,725	5,337
	Entergy Corp. 2.40% 6/15/2031	2,015	1,732
	Entergy Louisiana, LLC 1.60% 12/15/2030	475	397
	Entergy Louisiana, LLC 5.35% 3/15/2034	1,440	1,483
	Entergy Louisiana, LLC 5.15% 9/15/2034	2,500	2,521
	Entergy Louisiana, LLC 2.90% 3/15/2051	1,932	1,262
	Eversource Energy 2.55% 3/15/2031	1,467	1,277
	Eversource Energy 5.50% 1/1/2034	5,378	5,471
	FirstEnergy Corp. 1.60% 1/15/2026	5,024	4,834
	FirstEnergy Corp. 2.65% 3/1/2030	1,048	939
	FirstEnergy Corp. 2.25% 9/1/2030	7,776	6,724
	FirstEnergy Corp., Series B, 3.90% 7/15/2027	893	872
	Florida Power & Light Co. 4.80% 5/15/2033	2,000	1,998
	Florida Power & Light Co. 5.30% 6/15/2034	6,240	6,448
	Florida Power & Light Co. 2.875% 12/4/2051	3,000	2,010
	Florida Power & Light Co. 5.30% 4/1/2053	423	430
	Florida Power & Light Co. 5.60% 6/15/2054	3,705	3,911
	Georgia Power Co. 4.95% 5/17/2033	1,475	1,484
	Georgia Power Co. 5.25% 3/15/2034	2,375	2,433
	Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	1,085	1,077
	Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	250	217
	MidAmerican Energy Co. 3.15% 4/15/2050	958	685
	NiSource, Inc. 5.40% 6/30/2033	1,000	1,022
	Northern States Power Co. 2.60% 6/1/2051	359	229
	Northern States Power Co. 4.50% 6/1/2052	1,610	1,438
	Northern States Power Co. 5.10% 5/15/2053	419	411
	Northern States Power Co. 5.40% 3/15/2054	4,301	4,419
	Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	255	162
	Pacific Gas and Electric Co. 3.15% 1/1/2026	2,215	2,175
	Pacific Gas and Electric Co. 2.95% 3/1/2026	353	345
	Pacific Gas and Electric Co. 3.00% 6/15/2028	7,974	7,506
	Pacific Gas and Electric Co. 3.75% 7/1/2028	2,200	2,121
	Pacific Gas and Electric Co. 4.65% 8/1/2028	2,989	2,969
	Pacific Gas and Electric Co. 4.55% 7/1/2030	1,526	1,493
	Pacific Gas and Electric Co. 2.50% 2/1/2031	4,282	3,711
	Pacific Gas and Electric Co. 3.25% 6/1/2031	5	5
	Pacific Gas and Electric Co. 4.40% 3/1/2032	4,369	4,160
	Pacific Gas and Electric Co. 5.90% 6/15/2032	3,356	3,509
	Pacific Gas and Electric Co. 6.15% 1/15/2033	3,459	3,654
	Pacific Gas and Electric Co. 6.40% 6/15/2033	2,920	3,133
	Pacific Gas and Electric Co. 5.80% 5/15/2034	8,509	8,850
	Pacific Gas and Electric Co. 4.95% 7/1/2050	5,555	4,985

5	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 3.50% 8/1/2050	USD3,676	$2,648
	Pacific Gas and Electric Co. 5.90% 10/1/2054	125	128
	PacifiCorp 2.70% 9/15/2030	2,000	1,781
	PacifiCorp 5.30% 2/15/2031	1,726	1,770
	PacifiCorp 5.45% 2/15/2034	6,639	6,785
	PacifiCorp 3.30% 3/15/2051	1,204	831
	PacifiCorp 2.90% 6/15/2052	7,937	5,033
	PacifiCorp 5.35% 12/1/2053	985	956
	PacifiCorp 5.50% 5/15/2054	5,713	5,641
	PacifiCorp 5.80% 1/15/2055	2,989	3,073
	PECO Energy Co. 5.25% 9/15/2054	1,300	1,301
	Progress Energy, Inc. 7.00% 10/30/2031	988	1,116
	Public Service Company of Colorado 5.35% 5/15/2034	1,175	1,207
	Public Service Company of Colorado 3.20% 3/1/2050	1,236	869
	Public Service Company of Colorado 2.70% 1/15/2051	5,135	3,266
	Public Service Company of Colorado 5.25% 4/1/2053	875	860
	Public Service Company of Colorado 5.75% 5/15/2054	430	455
	Public Service Electric and Gas Co. 1.90% 8/15/2031	25	21
	Public Service Electric and Gas Co. 5.30% 8/1/2054	1,498	1,523
	Southern California Edison Co. 1.20% 2/1/2026	14	13
	Southern California Edison Co. 3.65% 3/1/2028	496	482
	Southern California Edison Co. 5.30% 3/1/2028	1,000	1,020
	Southern California Edison Co. 5.65% 10/1/2028	3,360	3,476
	Southern California Edison Co. 2.25% 6/1/2030	1,000	882
	Southern California Edison Co. 2.50% 6/1/2031	4,568	3,990
	Southern California Edison Co. 5.45% 6/1/2031	1,080	1,116
	Southern California Edison Co. 2.75% 2/1/2032	2,520	2,206
	Southern California Edison Co. 5.20% 6/1/2034	6,980	7,069
	Southern California Edison Co. 3.60% 2/1/2045	1,180	915
	Southern California Edison Co. 3.65% 2/1/2050	4,002	3,041
	Southern California Edison Co. 2.95% 2/1/2051	5,525	3,680
	Southern California Edison Co. 3.45% 2/1/2052	1,447	1,046
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,025	1,372
	Union Electric Co. 5.125% 3/15/2055	300	291
	Wisconsin Power and Light Co. 1.95% 9/16/2031	775	646
	Xcel Energy, Inc. 3.40% 6/1/2030	563	523
	Xcel Energy, Inc. 4.60% 6/1/2032	999	972
	Xcel Energy, Inc. 5.45% 8/15/2033	3,525	3,589
	Xcel Energy, Inc. 5.50% 3/15/2034	3,595	3,674
			218,297

Industrials 6.73%
	BAE Systems PLC 5.00% 3/26/2027[1]	1,000	1,008
	BAE Systems PLC 5.125% 3/26/2029[1]	611	619
	BAE Systems PLC 5.25% 3/26/2031[1]	352	359
	BAE Systems PLC 5.30% 3/26/2034[1]	10,723	10,953
	Boeing Co. (The) 4.875% 5/1/2025	783	782
	Boeing Co. (The) 2.75% 2/1/2026	16,088	15,654
	Boeing Co. (The) 2.196% 2/4/2026	2,250	2,175
	Boeing Co. (The) 5.04% 5/1/2027	336	336
	Boeing Co. (The) 3.25% 2/1/2028	11,627	10,994
	Boeing Co. (The) 6.298% 5/1/2029[1]	108	113
	Boeing Co. (The) 5.15% 5/1/2030	2,966	2,954
	Boeing Co. (The) 3.625% 2/1/2031	129	118
	Boeing Co. (The) 6.388% 5/1/2031[1]	353	372
	Boeing Co. (The) 6.528% 5/1/2034[1]	835	888
	Boeing Co. (The) 5.705% 5/1/2040	1,551	1,505
	Boeing Co. (The) 5.805% 5/1/2050	878	840
	Boeing Co. (The) 6.858% 5/1/2054[1]	272	296
	Boeing Co. (The) 5.93% 5/1/2060	2,430	2,300
	Boeing Co. (The) 7.008% 5/1/2064[1]	768	837
	Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	2,000	1,385
	Canadian National Railway Co. 5.85% 11/1/2033	400	431
	Canadian National Railway Co. 4.375% 9/18/2034	5,083	4,904
	Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,322
	Canadian Pacific Railway Co. 3.10% 12/2/2051	4,741	3,283
	Carrier Global Corp. 2.242% 2/15/2025	191	190

American Funds Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Carrier Global Corp. 2.493% 2/15/2027	USD50	$48
	Carrier Global Corp. 2.722% 2/15/2030	414	375
	Carrier Global Corp. 2.70% 2/15/2031	60	53
	Carrier Global Corp. 5.90% 3/15/2034	1,465	1,551
	Carrier Global Corp. 3.377% 4/5/2040	119	96
	Carrier Global Corp. 3.577% 4/5/2050	51	39
	Carrier Global Corp. 6.20% 3/15/2054	396	443
	CSX Corp. 3.80% 3/1/2028	1,559	1,526
	CSX Corp. 4.25% 3/15/2029	1,000	990
	CSX Corp. 4.10% 11/15/2032	389	372
	CSX Corp. 5.20% 11/15/2033	275	283
	CSX Corp. 3.35% 9/15/2049	1,015	751
	CSX Corp. 2.50% 5/15/2051	2,079	1,275
	CSX Corp. 4.50% 11/15/2052	350	312
	General Dynamics Corp. 1.15% 6/1/2026	1,140	1,088
	General Dynamics Corp. 3.75% 5/15/2028	703	687
	General Dynamics Corp. 3.625% 4/1/2030	969	927
	General Dynamics Corp. 2.25% 6/1/2031	203	177
	Honeywell International, Inc. 1.35% 6/1/2025	124	122
	Honeywell International, Inc. 4.875% 9/1/2029	250	254
	Honeywell International, Inc. 4.95% 9/1/2031	250	255
	Honeywell International, Inc. 5.00% 3/1/2035	750	757
	Honeywell International, Inc. 5.25% 3/1/2054	486	484
	Honeywell International, Inc. 5.35% 3/1/2064	250	251
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,444	1,480
	L3Harris Technologies, Inc. 5.40% 7/31/2033	2,124	2,174
	Lockheed Martin Corp. 5.10% 11/15/2027	856	873
	Lockheed Martin Corp. 5.25% 1/15/2033	1,233	1,273
	Lockheed Martin Corp. 4.75% 2/15/2034	235	233
	Norfolk Southern Corp. 5.05% 8/1/2030	4,576	4,669
	Norfolk Southern Corp. 4.45% 3/1/2033	245	239
	Norfolk Southern Corp. 5.35% 8/1/2054	3,366	3,368
	Northrop Grumman Corp. 4.70% 3/15/2033	8,330	8,237
	RTX Corp. 5.00% 2/27/2026	165	166
	RTX Corp. 5.75% 11/8/2026	1,000	1,020
	RTX Corp. 4.125% 11/16/2028	475	467
	RTX Corp. 5.75% 1/15/2029	500	521
	RTX Corp. 6.00% 3/15/2031	531	566
	RTX Corp. 1.90% 9/1/2031	219	183
	RTX Corp. 5.15% 2/27/2033	573	581
	RTX Corp. 6.10% 3/15/2034	2,753	2,963
	RTX Corp. 2.82% 9/1/2051	750	482
	RTX Corp. 3.03% 3/15/2052	3,000	2,002
	RTX Corp. 5.375% 2/27/2053	129	129
	RTX Corp. 6.40% 3/15/2054	916	1,046
	Union Pacific Corp. 4.75% 2/21/2026	5,000	5,015
	Union Pacific Corp. 2.80% 2/14/2032	1,512	1,344
	Union Pacific Corp. 3.375% 2/14/2042	530	423
	Union Pacific Corp. 4.30% 3/1/2049	510	445
	Union Pacific Corp. 3.25% 2/5/2050	1,851	1,336
	Union Pacific Corp. 2.95% 3/10/2052	2,503	1,680
	Union Pacific Corp. 3.50% 2/14/2053	1,910	1,428
	Union Pacific Corp. 3.95% 8/15/2059	175	138
	Veralto Corp. 5.35% 9/18/2028	750	766
	Veralto Corp. 5.45% 9/18/2033	2,000	2,051
	Waste Management, Inc. 1.50% 3/15/2031	616	511
	Waste Management, Inc. 4.95% 3/15/2035	5,919	5,932
			132,475

Consumer staples 6.01%
	Anheuser-Busch Companies, LLC 4.70% 2/1/2036	728	713
	Anheuser-Busch Companies, LLC 4.90% 2/1/2046	508	486
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	2,000	2,021
	Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,000	1,904
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	615
	BAT Capital Corp. 3.215% 9/6/2026	470	458
	BAT Capital Corp. 2.259% 3/25/2028	499	461

7	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	BAT Capital Corp. 4.906% 4/2/2030	USD1,400	$1,398
	BAT Capital Corp. 6.421% 8/2/2033	3,878	4,185
	BAT Capital Corp. 4.39% 8/15/2037	1,000	893
	BAT Capital Corp. 7.079% 8/2/2043	1,306	1,468
	BAT Capital Corp. 5.65% 3/16/2052	680	653
	BAT Capital Corp. 7.081% 8/2/2053	495	568
	BAT International Finance PLC 4.448% 3/16/2028	475	471
	Campbell’s Co. (The) 5.20% 3/21/2029	851	866
	Campbell’s Co. (The) 5.40% 3/21/2034	560	570
	Campbell’s Co. (The) 4.75% 3/23/2035	11,008	10,645
	Coca-Cola Co. 5.00% 5/13/2034	6,018	6,164
	Coca-Cola Co. 4.65% 8/14/2034	2,358	2,352
	Coca-Cola Co. 5.20% 1/14/2055	5,781	5,809
	Conagra Brands, Inc. 4.60% 11/1/2025	720	719
	Conagra Brands, Inc. 1.375% 11/1/2027	1,510	1,376
	Constellation Brands, Inc. 4.35% 5/9/2027	1,000	994
	Constellation Brands, Inc. 3.60% 2/15/2028	200	194
	Constellation Brands, Inc. 4.80% 1/15/2029	2,680	2,687
	Constellation Brands, Inc. 2.875% 5/1/2030	2,262	2,048
	Constellation Brands, Inc. 2.25% 8/1/2031	3,083	2,613
	Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,758
	Constellation Brands, Inc. 4.90% 5/1/2033	3,846	3,801
	Constellation Brands, Inc. 4.10% 2/15/2048	200	164
	Kroger Co. 5.00% 9/15/2034	4,884	4,857
	Philip Morris International, Inc. 4.875% 2/13/2026	5,000	5,018
	Philip Morris International, Inc. 5.25% 9/7/2028	3,000	3,069
	Philip Morris International, Inc. 5.625% 11/17/2029	1,028	1,070
	Philip Morris International, Inc. 2.10% 5/1/2030	1,167	1,023
	Philip Morris International, Inc. 5.50% 9/7/2030	3,000	3,106
	Philip Morris International, Inc. 1.75% 11/1/2030	908	767
	Philip Morris International, Inc. 4.75% 11/1/2031	4,514	4,484
	Philip Morris International, Inc. 5.75% 11/17/2032	5,214	5,470
	Philip Morris International, Inc. 5.375% 2/15/2033	4,300	4,401
	Philip Morris International, Inc. 5.625% 9/7/2033	2,600	2,709
	Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,364
	Philip Morris International, Inc. 4.90% 11/1/2034	8,834	8,724
	Procter & Gamble Co. 0.55% 10/29/2025	932	901
	Procter & Gamble Co. 1.00% 4/23/2026	342	328
	Procter & Gamble Co. 3.95% 1/26/2028	1,881	1,873
	Procter & Gamble Co. 4.15% 10/24/2029	1,956	1,952
	Procter & Gamble Co. 3.00% 3/25/2030	152	142
	Procter & Gamble Co. 1.20% 10/29/2030	1,000	836
	Procter & Gamble Co. 4.55% 10/24/2034	500	502
	Reynolds American, Inc. 4.45% 6/12/2025	225	225
	Target Corp. 4.50% 9/15/2034	3,500	3,404
	Walmart, Inc. 4.50% 4/15/2053	3,352	3,095
			118,374

Communication services 4.76%
	AT&T, Inc. 1.65% 2/1/2028	1,092	997
	AT&T, Inc. 4.35% 3/1/2029	2,500	2,474
	AT&T, Inc. 2.25% 2/1/2032	6,712	5,657
	AT&T, Inc. 2.55% 12/1/2033	11,550	9,522
	AT&T, Inc. 5.40% 2/15/2034	1,020	1,049
	AT&T, Inc. 3.50% 9/15/2053	9,765	6,985
	AT&T, Inc. 3.55% 9/15/2055	780	555
	Charter Communications Operating, LLC 2.80% 4/1/2031	2,100	1,802
	Charter Communications Operating, LLC 2.30% 2/1/2032	1,800	1,455
	Charter Communications Operating, LLC 4.40% 4/1/2033	2,805	2,566
	Charter Communications Operating, LLC 5.125% 7/1/2049	315	259
	Charter Communications Operating, LLC 3.70% 4/1/2051	4,890	3,244
	Charter Communications Operating, LLC 5.25% 4/1/2053	10,615	8,996
	Comcast Corp. 1.95% 1/15/2031	2,044	1,738
	Comcast Corp. 4.80% 5/15/2033	2,533	2,520
	Comcast Corp. 5.30% 6/1/2034	6,210	6,374
	Comcast Corp. 2.887% 11/1/2051	2,786	1,802
	Comcast Corp. 5.65% 6/1/2054	3,976	4,093

American Funds Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Meta Platforms, Inc. 4.75% 8/15/2034	USD4,760	$4,761
	Meta Platforms, Inc. 5.40% 8/15/2054	2,874	2,937
	Netflix, Inc. 5.375% 11/15/2029[1]	1,399	1,440
	Netflix, Inc. 4.90% 8/15/2034	779	784
	Netflix, Inc. 5.40% 8/15/2054	897	918
	T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,304
	T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,347
	T-Mobile USA, Inc. 3.00% 2/15/2041	823	615
	T-Mobile USA, Inc. 3.40% 10/15/2052	2,973	2,111
	T-Mobile USA, Inc. 5.50% 1/15/2055	572	572
	Verizon Communications, Inc. 1.68% 10/30/2030	250	210
	Verizon Communications, Inc. 1.75% 1/20/2031	550	460
	Verizon Communications, Inc. 2.55% 3/21/2031	621	543
	Verizon Communications, Inc. 2.355% 3/15/2032	232	196
	Verizon Communications, Inc. 2.65% 11/20/2040	5,823	4,155
	Verizon Communications, Inc. 3.40% 3/22/2041	700	552
	Verizon Communications, Inc. 2.85% 9/3/2041	18	13
	Verizon Communications, Inc. 3.85% 11/1/2042	206	169
	Verizon Communications, Inc. 2.875% 11/20/2050	336	219
	Verizon Communications, Inc. 3.55% 3/22/2051	900	669
	Verizon Communications, Inc. 5.50% 2/23/2054	136	138
	Verizon Communications, Inc. 2.987% 10/30/2056	4,447	2,817
	Vodafone Group PLC 4.25% 9/17/2050	1,000	809
			93,827

Information technology 4.49%
	Accenture Capital, Inc. 4.25% 10/4/2031	6,561	6,420
	Accenture Capital, Inc. 4.50% 10/4/2034	3,690	3,590
	Amphenol Corp. 5.00% 1/15/2035	6,575	6,574
	Amphenol Corp. 5.375% 11/15/2054	1,018	1,025
	Analog Devices, Inc. 2.10% 10/1/2031	309	264
	Analog Devices, Inc. 5.05% 4/1/2034	2,988	3,040
	Analog Devices, Inc. 2.95% 10/1/2051	596	404
	Analog Devices, Inc. 5.30% 4/1/2054	1,751	1,766
	Broadcom Corp. 3.875% 1/15/2027	1,090	1,074
	Broadcom, Inc. 4.00% 4/15/2029[1]	585	567
	Broadcom, Inc. 4.75% 4/15/2029	1,400	1,401
	Broadcom, Inc. 5.05% 7/12/2029	4,490	4,542
	Broadcom, Inc. 4.15% 11/15/2030	715	692
	Broadcom, Inc. 5.15% 11/15/2031	5,014	5,094
	Broadcom, Inc. 3.419% 4/15/2033[1]	812	722
	Broadcom, Inc. 3.469% 4/15/2034[1]	6,255	5,519
	Broadcom, Inc. 4.80% 10/15/2034	3,084	3,018
	Broadcom, Inc. 3.137% 11/15/2035[1]	380	316
	Cisco Systems, Inc. 4.95% 2/26/2031	2,325	2,369
	Cisco Systems, Inc. 5.05% 2/26/2034	14,836	15,133
	Cisco Systems, Inc. 5.30% 2/26/2054	1,516	1,555
	Microchip Technology, Inc. 5.05% 3/15/2029	11,825	11,891
	Roper Technologies, Inc. 4.75% 2/15/2032	500	495
	Roper Technologies, Inc. 4.90% 10/15/2034	1,500	1,473
	ServiceNow, Inc. 1.40% 9/1/2030	7,762	6,529
	Texas Instruments, Inc. 4.85% 2/8/2034	2,980	3,013
			88,486

Energy 4.26%
	BP Capital Markets America, Inc. 4.893% 9/11/2033	4,930	4,891
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	397	390
	Chevron Corp. 3.078% 5/11/2050	1,273	902
	Chevron USA, Inc. 1.018% 8/12/2027	5,000	4,588
	ConocoPhillips Co. 4.70% 1/15/2030	3,000	3,007
	ConocoPhillips Co. 3.80% 3/15/2052	2,130	1,645
	ConocoPhillips Co. 5.30% 5/15/2053	1,344	1,322
	ConocoPhillips Co. 5.55% 3/15/2054	320	325
	ConocoPhillips Co. 5.50% 1/15/2055	3,760	3,790
	Diamondback Energy, Inc. 5.15% 1/30/2030	266	269
	Diamondback Energy, Inc. 5.40% 4/18/2034	2,889	2,919
	Diamondback Energy, Inc. 5.75% 4/18/2054	1,711	1,707

9	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Eni SpA 5.50% 5/15/2034[1]	USD2,421	$2,460
	Eni SpA 5.95% 5/15/2054[1]	2,504	2,547
	Enterprise Products Operating, LLC 4.95% 2/15/2035	3,894	3,873
	EOG Resources, Inc. 5.65% 12/1/2054	5,498	5,662
	Exxon Mobil Corp. 3.452% 4/15/2051	2,803	2,096
	Occidental Petroleum Corp. 5.55% 10/1/2034	1,517	1,510
	Petroleos Mexicanos 6.875% 10/16/2025	1,468	1,471
	Petroleos Mexicanos 4.50% 1/23/2026	2,901	2,817
	Petroleos Mexicanos 6.875% 8/4/2026	1,539	1,530
	Petroleos Mexicanos 6.50% 3/13/2027	5,120	4,998
	Petroleos Mexicanos 6.84% 1/23/2030	2,601	2,417
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	3,250	3,179
	Shell Finance US, Inc. 2.75% 4/6/2030	5,000	4,579
	Shell International Finance BV 3.00% 11/26/2051	1,252	847
	South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[1]	3,927	3,928
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	1,476	1,496
	TotalEnergies Capital SA 5.15% 4/5/2034	937	951
	TotalEnergies Capital SA 4.724% 9/10/2034	6,153	6,077
	TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,515
	TotalEnergies Capital SA 5.275% 9/10/2054	4,225	4,132
			83,840

Consumer discretionary 4.25%
	American Honda Finance Corp. 1.20% 7/8/2025	3,818	3,741
	BMW US Capital, LLC 2.55% 4/1/2031[1]	534	468
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[1]	825	806
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	256	259
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	1,000	914
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[1]	466	474
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	1,639	1,670
	Ford Motor Co. 3.25% 2/12/2032	1,260	1,075
	Ford Motor Co. 6.10% 8/19/2032	740	755
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	197
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	408
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	205
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	725	721
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	211
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	400	417
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,967	2,059
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	181
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	4,695	4,743
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,200	1,180
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	200	215
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	530	567
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	530	486
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,300	2,347
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	506	514
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,214	1,306
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	2,600	2,623
	General Motors Financial Co., Inc. 5.60% 6/18/2031	1,200	1,224
	General Motors Financial Co., Inc. 5.45% 9/6/2034	5,382	5,384
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	476	483
	Home Depot, Inc. 4.75% 6/25/2029	10,830	10,951
	Home Depot, Inc. 1.375% 3/15/2031	517	426
	Home Depot, Inc. 4.85% 6/25/2031	8,505	8,607
	Home Depot, Inc. 4.95% 6/25/2034	6,050	6,112
	Home Depot, Inc. 3.125% 12/15/2049	593	420
	Home Depot, Inc. 5.30% 6/25/2054	2,879	2,911
	Hyundai Capital America 1.80% 10/15/2025[1]	774	753
	Hyundai Capital America 1.50% 6/15/2026[1]	1,866	1,774
	Hyundai Capital America 5.60% 3/30/2028[1]	800	817
	Hyundai Capital America 2.00% 6/15/2028[1]	409	371
	Hyundai Capital America 5.30% 1/8/2029[1]	509	516
	Hyundai Capital America 6.50% 1/16/2029[1]	384	406
	Hyundai Capital America 5.35% 3/19/2029[1]	700	712
	Hyundai Capital America 5.40% 1/8/2031[1]	117	119
	Marriott International, Inc. 5.35% 3/15/2035	5,830	5,881

American Funds Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 5.00% 5/17/2029	USD1,923	$1,957
	McDonald’s Corp. 3.60% 7/1/2030	752	714
	McDonald’s Corp. 5.15% 9/9/2052	2,010	1,947
	Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]	1,100	1,192
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,393
			83,612

Real estate 3.07%
	Boston Properties, LP 2.55% 4/1/2032	60	49
	Boston Properties, LP 2.45% 10/1/2033	1,921	1,510
	Boston Properties, LP 6.50% 1/15/2034	2,648	2,832
	Boston Properties, LP 5.75% 1/15/2035	11,634	11,678
	Crown Castle, Inc. 5.00% 1/11/2028	3,152	3,174
	Crown Castle, Inc. 5.80% 3/1/2034	1,168	1,214
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	5,750	5,894
	Equinix, Inc. 2.90% 11/18/2026	583	564
	Equinix, Inc. 1.80% 7/15/2027	470	438
	Equinix, Inc. 3.20% 11/18/2029	3,314	3,081
	Equinix, Inc. 2.15% 7/15/2030	4,305	3,751
	ERP Operating, LP 4.65% 9/15/2034	621	604
	Kilroy Realty, LP 6.25% 1/15/2036	2,930	2,986
	Prologis, LP 4.875% 6/15/2028	803	814
	Prologis, LP 4.75% 6/15/2033	4,281	4,247
	Prologis, LP 5.125% 1/15/2034	459	464
	Prologis, LP 5.00% 3/15/2034	2,465	2,472
	Prologis, LP 5.00% 1/31/2035	2,068	2,069
	Prologis, LP 5.25% 6/15/2053	156	154
	Prologis, LP 5.25% 3/15/2054	340	337
	Public Storage Operating Co. 5.125% 1/15/2029	417	427
	Public Storage Operating Co. 2.30% 5/1/2031	2,632	2,296
	Public Storage Operating Co. 5.10% 8/1/2033	166	169
	Scentre Group Trust 1 3.50% 2/12/2025[1]	48	48
	VICI Properties, LP 4.375% 5/15/2025	770	768
	VICI Properties, LP 4.625% 6/15/2025[1]	383	381
	VICI Properties, LP 4.50% 1/15/2028[1]	850	833
	VICI Properties, LP 4.75% 2/15/2028	2,058	2,048
	VICI Properties, LP 4.95% 2/15/2030	3,061	3,029
	VICI Properties, LP 5.125% 5/15/2032	2,157	2,133
			60,464

Materials 0.85%
	BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	375	383
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	565	581
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	406	417
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,390	1,430
	Celanese US Holdings, LLC 6.165% 7/15/2027	250	255
	Celanese US Holdings, LLC 6.60% 11/15/2028	673	697
	Celanese US Holdings, LLC 6.33% 7/15/2029	556	575
	Celanese US Holdings, LLC 6.379% 7/15/2032	1,214	1,266
	Celanese US Holdings, LLC 6.95% 11/15/2033	564	604
	Dow Chemical Co. (The) 4.55% 11/30/2025	14	14
	Dow Chemical Co. (The) 5.15% 2/15/2034	500	502
	Dow Chemical Co. (The) 4.625% 10/1/2044	600	528
	Dow Chemical Co. (The) 4.80% 5/15/2049	2,131	1,890
	Dow Chemical Co. (The) 3.60% 11/15/2050	170	124
	Dow Chemical Co. (The) 5.60% 2/15/2054	2,228	2,234
	International Flavors & Fragrances, Inc. 3.268% 11/15/2040[1]	1,048	778
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	776	538
	Linde, Inc. 2.00% 8/10/2050	433	243
	Nutrien, Ltd. 5.40% 6/21/2034	1,500	1,529
	OCI NV 6.70% 3/16/2033[1]	2,176	2,196
			16,784
	Total corporate bonds, notes & loans		1,606,300

11	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 8.66%
U.S. Treasury 8.66%
	U.S. Treasury 4.125% 10/31/2026	USD6,131	$6,123
	U.S. Treasury 3.75% 8/15/2027	27	27
	U.S. Treasury 4.125% 11/15/2027	10,562	10,567
	U.S. Treasury 4.00% 7/31/2029	1,956	1,948
	U.S. Treasury 4.125% 10/31/2029	57,425	57,521
	U.S. Treasury 4.125% 3/31/2031	20	20
	U.S. Treasury 4.625% 5/31/2031	70	72
	U.S. Treasury 4.125% 7/31/2031	35	35
	U.S. Treasury 4.125% 10/31/2031[5]	6,868	6,866
	U.S. Treasury 4.25% 11/15/2034[5]	36,934	37,104
	U.S. Treasury 4.125% 8/15/2044[5]	47,804	45,514
	U.S. Treasury 4.75% 11/15/2053	21	22
	U.S. Treasury 4.25% 2/15/2054	45	44
	U.S. Treasury 4.25% 8/15/2054[5]	4,819	4,715
			170,578
Asset-backed obligations 0.89%
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	1,770	1,597
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	4,236	4,121
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	288	258
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	394	372
	Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,6]	534	514
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	11,523	10,634
			17,496
Municipals 0.21%
Ohio 0.21%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,505	4,053

Bonds & notes of governments & government agencies outside the U.S. 0.08%
	Panama (Republic of) 6.875% 1/31/2036	859	857
	Panama (Republic of) 8.00% 3/1/2038	775	822
			1,679
	Total bonds, notes & other debt instruments (cost: $1,810,971,000)		1,800,106
Short-term securities 8.37%		Shares
Money market investments 8.37%
	Capital Group Central Cash Fund 4.65%[7,8]	1,648,227	164,839
	Total short-term securities (cost: $164,840,000)		164,839
	Total investment securities 99.78% (cost: $1,975,811,000)		1,964,945
	Other assets less liabilities 0.22%		4,349
	Net assets 100.00%		$1,969,294

American Funds Corporate Bond Fund	12

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	893	4/3/2025	USD184,056	$338
5 Year U.S. Treasury Note Futures	Long	1,042	4/3/2025	112,121	628
10 Year U.S. Treasury Note Futures	Short	245	3/31/2025	(27,241)	(128)
10 Year Ultra U.S. Treasury Note Futures	Short	2,887	3/31/2025	(331,419)	(5,302)
20 Year U.S. Treasury Note Futures	Long	1,507	3/31/2025	180,086	3,767
30 Year Ultra U.S. Treasury Bond Futures	Long	168	3/31/2025	21,368	400
					$(297)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 11/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD103,722	$(2,473)	$(2,339)	$(134)
Investments in affiliates8

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 8.37%
Money market investments 8.37%
Capital Group Central Cash Fund 4.65% [7]	$107,138	$572,057	$514,354	$19	$(21)	$164,839	$2,641

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $136,945,000, which represented
6.95% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,859,000, which represented .35% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Rate represents the seven-day yield at 11/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

13	American Funds Corporate Bond Fund

Financial statements
Statement of assets and liabilities at November 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,810,971)	$1,800,106
Affiliated issuers (cost: $164,840)	164,839	$1,964,945
Cash		185
Cash collateral pledged for swap contracts		11
Receivables for:
Sales of investments	2,575
Sales of fund’s shares	1,724
Dividends and interest	20,200
Variation margin on futures contracts	1,467	25,966
		1,991,107
Liabilities:
Payables for:
Purchases of investments	17,616
Repurchases of fund’s shares	1,971
Dividends on fund’s shares	37
Investment advisory services	402
Services provided by related parties	326
Trustees’ deferred compensation	20
Variation margin on futures contracts	1,380
Variation margin on centrally cleared swap contracts	53
Other	8	21,813
Net assets at November 30, 2024		$1,969,294
Net assets consist of:
Capital paid in on shares of beneficial interest		$2,270,136
Total distributable earnings (accumulated loss)		(300,842)
Net assets at November 30, 2024		$1,969,294

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (205,826 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$892,799	93,314	$9.57
Class C	24,806	2,593	9.57
Class T	9	1	9.57
Class F-1	23,589	2,466	9.57
Class F-2	532,419	55,648	9.57
Class F-3	258,857	27,054	9.57
Class 529-A	60,836	6,359	9.57
Class 529-C	2,943	308	9.57
Class 529-E	1,477	154	9.57
Class 529-T	12	1	9.57
Class 529-F-1	9	1	9.57
Class 529-F-2	10,672	1,115	9.57
Class 529-F-3	10	1	9.57
Class R-1	1,241	130	9.57
Class R-2	5,681	594	9.57
Class R-2E	2,181	228	9.57
Class R-3	13,890	1,452	9.57
Class R-4	5,229	546	9.57
Class R-5E	5,391	563	9.57
Class R-5	768	80	9.57
Class R-6	126,475	13,218	9.57

Refer to the notes to financial statements.

American Funds Corporate Bond Fund	14

Financial statements (continued)
Statement of operations for the six months ended November 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$43,801
Dividends from affiliated issuers	2,641	$46,442
Fees and expenses*:
Investment advisory services	2,423
Distribution services	1,491
Transfer agent services	968
Administrative services	287
529 plan services	20
Reports to shareholders	76
Registration statement and prospectus	218
Trustees’ compensation	6
Auditing and legal	110
Custodian	12
Other	1	5,612
Net investment income		40,830
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	943
Affiliated issuers	19
Futures contracts	1,791
Swap contracts	(647)	2,106
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	53,401
Affiliated issuers	(21)
Futures contracts	(605)
Swap contracts	(104)	52,671
Net realized gain (loss) and unrealized appreciation (depreciation)		54,777
Net increase (decrease) in net assets resulting from operations		$95,607
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

15	American Funds Corporate Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended November 30,	Year ended May 31,
	2024*	2024

Operations:
Net investment income	$40,830	$74,365
Net realized gain (loss)	2,106	(82,503)
Net unrealized appreciation (depreciation)	52,671	61,409
Net increase (decrease) in net assets resulting from operations	95,607	53,271
Distributions paid or accrued to shareholders	(39,748)	(70,487)
Net capital share transactions	76,989	64,489
Total increase (decrease) in net assets	132,848	47,273
Net assets:
Beginning of period	1,836,446	1,789,173
End of period	$1,969,294	$1,836,446
*
Unaudited.
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	16

Notes to financial statementsunaudited
1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

17	American Funds Corporate Bond Fund

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Corporate Bond Fund	18

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,606,300	$—	$1,606,300
U.S. Treasury bonds & notes	—	170,578	—	170,578
Asset-backed obligations	—	17,496	—	17,496
Municipals	—	4,053	—	4,053
Bonds & notes of governments & government agencies outside the U.S.	—	1,679	—	1,679
Short-term securities	164,839	—	—	164,839
Total	$164,839	$1,800,106	$—	$1,964,945

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,133	$—	$—	$5,133
Liabilities:
Unrealized depreciation on futures contracts	(5,430)	—	—	(5,430)
Unrealized depreciation on centrally cleared credit default swaps	—	(134)	—	(134)
Total	$(297)	$(134)	$—	$(431)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

19	American Funds Corporate Bond Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Corporate Bond Fund	20

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

21	American Funds Corporate Bond Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $830,201,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $114,307,000.

American Funds Corporate Bond Fund	22

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the six months ended, November 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,133	Unrealized depreciation*	$5,430
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	134
			$5,133		$5,564

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$1,791	Net unrealized appreciation (depreciation) on futures contracts	$(605)
Swap	Credit	Net realized gain (loss) on swap contracts	(647)	Net unrealized appreciation (depreciation) on swap contracts	(104)
			$1,144		$(709)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended November 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

23	American Funds Corporate Bond Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of May 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$325
Capital loss carryforward*	(291,179)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of November 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$30,488
Gross unrealized depreciation on investments	(43,344)
Net unrealized appreciation (depreciation) on investments	(12,856)
Cost of investments	1,979,709
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended November 30,	Year ended May 31,
Share class	2024	2024
Class A	$17,445	$29,770
Class C	409	783
Class T	— †	— †
Class F-1	492	1,137
Class F-2	11,382	23,674
Class F-3	5,501	8,431
Class 529-A	1,167	1,983
Class 529-C	44	82
Class 529-E	28	53
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	222	375
Class 529-F-3	— †	— †
Class R-1	20	31
Class R-2	94	179
Class R-2E	37	58
Class R-3	260	426
Class R-4	100	155
Class R-5E	111	149
Class R-5	17	45
Class R-6	2,419	3,156
Total	$39,748	$70,487
†
Amount less than one thousand.

American Funds Corporate Bond Fund	24

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.253% on the first $15.0 billion of daily net assets and decreasing to 0.212% on such assets in excess of $15.0 billion. For the six months ended November 30, 2024, the investment advisory services fees were $2,423,000, which were equivalent to an annualized rate of 0.253% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

25	American Funds Corporate Bond Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended November 30, 2024, the 529 plan services fees were $20,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.
For the six months ended November 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$1,177	$551	$130	Not applicable
Class C	125	16	4	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	30	16	4	Not applicable
Class F-2	Not applicable	312	80	Not applicable
Class F-3	Not applicable	3	37	Not applicable
Class 529-A	69	35	9	$16
Class 529-C	13	2	— *	1
Class 529-E	4	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	2	3
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	6	1	— *	Not applicable
Class R-2	21	10	1	Not applicable
Class R-2E	6	2	— *	Not applicable
Class R-3	34	10	2	Not applicable
Class R-4	6	2	1	Not applicable
Class R-5E	Not applicable	4	1	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	1	16	Not applicable

Total class-specific expenses	$1,491	$968	$287	$20
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $6,000 in the fund’s statement of operations reflects $4,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended November 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended November 30, 2024.

American Funds Corporate Bond Fund	26

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2024
Class A	$88,743	9,272	$17,300	1,811	$(65,717)	(6,890)	$40,326	4,193
Class C	3,117	325	407	42	(4,094)	(429)	(570)	(62)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,349	141	491	52	(3,448)	(361)	(1,608)	(168)
Class F-2	77,332	8,094	11,374	1,191	(89,150)	(9,345)	(444)	(60)
Class F-3	32,462	3,393	5,478	574	(23,761)	(2,494)	14,179	1,473
Class 529-A	8,765	914	1,163	122	(6,326)	(662)	3,602	374
Class 529-C	846	88	43	5	(552)	(58)	337	35
Class 529-E	159	16	28	3	(271)	(28)	(84)	(9)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,436	150	222	23	(1,205)	(126)	453	47
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	128	14	20	2	(6)	(1)	142	15
Class R-2	552	58	93	10	(954)	(101)	(309)	(33)
Class R-2E	329	35	37	4	(105)	(11)	261	28
Class R-3	1,790	187	259	27	(1,607)	(168)	442	46
Class R-4	1,306	136	100	10	(651)	(68)	755	78
Class R-5E	1,053	111	110	12	(524)	(55)	639	68
Class R-5	85	9	17	1	(290)	(31)	(188)	(21)
Class R-6	29,006	3,062	2,418	253	(12,368)	(1,291)	19,056	2,024
Total net increase (decrease)	$248,458	26,005	$39,560	4,142	$(211,029)	(22,119)	$76,989	8,028
Refer to the end of the table for footnotes.

27	American Funds Corporate Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2024
Class A	$180,784	19,485	$29,532	3,190	$(156,088)	(16,909)	$54,228	5,766
Class C	5,435	586	779	84	(8,842)	(959)	(2,628)	(289)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,652	502	1,135	123	(21,308)	(2,325)	(15,521)	(1,700)
Class F-2	201,900	21,813	23,660	2,558	(320,456)	(34,527)	(94,896)	(10,156)
Class F-3	118,322	12,831	8,421	910	(58,466)	(6,352)	68,277	7,389
Class 529-A	16,393	1,764	1,971	213	(14,489)	(1,560)	3,875	417
Class 529-C	1,043	113	82	9	(1,563)	(170)	(438)	(48)
Class 529-E	298	32	53	5	(509)	(55)	(158)	(18)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	3,441	371	374	40	(2,098)	(226)	1,717	185
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	350	37	31	3	(186)	(20)	195	20
Class R-2	1,761	190	178	19	(1,886)	(204)	53	5
Class R-2E	919	101	58	6	(597)	(65)	380	42
Class R-3	5,078	547	422	46	(3,636)	(392)	1,864	201
Class R-4	1,305	140	154	17	(1,339)	(143)	120	14
Class R-5E	2,394	256	147	16	(1,186)	(128)	1,355	144
Class R-5	516	57	44	5	(753)	(82)	(193)	(20)
Class R-6	58,444	6,293	3,155	341	(15,340)	(1,671)	46,259	4,963
Total net increase (decrease)	$603,035	65,118	$70,196	7,585	$(608,742)	(65,788)	$64,489	6,915
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $879,549,000 and $875,114,000, respectively, during the six months ended November 30, 2024.

American Funds Corporate Bond Fund	28

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
11/30/2024[5,6]	$9.28	$.20	$.28	$.48	$(.19 )	$—	$(.19 )	$9.57	5.22%[7]	$893	.72%[8]	.72%[8]	4.12%[8]
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.83	827.73		.72	3.99
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.77)	781.70		.69	3.07
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.47)	862.82		.81	1.72
5/31/2021	11.52	.17	(.03 )	.14	(.17 )	(.32 )	(.49 )	11.17	1.07	1,063.84		.83	1.48
5/31/2020	10.44	.24	1.20	1.44	(.24 )	(.12 )	(.36 )	11.52	14.10	807.88		.84	2.20
Class C:
11/30/2024[5,6]	9.28	.17	.28	.45	(.16 )	—	(.16 )	9.57	4.83 [7]	25	1.45 [8]	1.45 [8]	3.39 [8]
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.09	25	1.46	1.45	3.25
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.51)	28	1.45	1.44	2.30
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.10)	37	1.53	1.52	1.00
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.37	55	1.54	1.52	.78
5/31/2020	10.44	.17	1.20	1.37	(.17 )	(.12 )	(.29 )	11.52	13.30	36	1.58	1.54	1.50
Class T:
11/30/2024[5,6]	9.28	.22	.28	.50	(.21 )	—	(.21 )	9.57	5.36 [7,9]	— [10]	.45 [8,9]	.45 [8,9]	4.40 [8,9]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.12 [9]	— [10]	.44 [9]	.44 [9]	4.27 [9]
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.46)[9]	— [10]	.38 [9]	.37 [9]	3.39 [9]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.22)[9]	— [10]	.54 [9]	.53 [9]	2.00 [9]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.34 [9]	— [10]	.57 [9]	.56 [9]	1.76 [9]
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.43 [9]	— [10]	.59 [9]	.55 [9]	2.51 [9]
Class F-1:
11/30/2024[5,6]	9.28	.20	.28	.48	(.19 )	—	(.19 )	9.57	5.23 [7]	24	.71 [8]	.71 [8]	4.13 [8]
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.86	24.71		.70	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.77)	41.69		.68	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.45)	39.80		.80	1.72
5/31/2021	11.52	.18	(.03 )	.15	(.18 )	(.32 )	(.50 )	11.17	1.10	68.81		.79	1.49
5/31/2020	10.44	.25	1.20	1.45	(.25 )	(.12 )	(.37 )	11.52	14.13	32.84		.80	2.18
Class F-2:
11/30/2024[5,6]	9.28	.22	.28	.50	(.21 )	—	(.21 )	9.57	5.36 [7]	532	.44 [8]	.44 [8]	4.40 [8]
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.13	517.44		.43	4.26
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.53)	617.44		.44	3.34
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.22)	584.54		.53	2.01
5/31/2021	11.52	.21	(.03 )	.18	(.21 )	(.32 )	(.53 )	11.17	1.37	641.54		.52	1.72
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.44	158.57		.53	2.47
Class F-3:
11/30/2024[5,6]	9.28	.22	.28	.50	(.21 )	—	(.21 )	9.57	5.42 [7]	259	.33 [8]	.33 [8]	4.53 [8]
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	—	(.39 )	9.28	3.25	237.32		.32	4.41
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	9.37	(1.41)	171.32		.32	3.49
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	—	(.23 )	9.83	(10.11)	121.42		.42	2.11
5/31/2021	11.52	.22	(.03 )	.19	(.22 )	(.32 )	(.54 )	11.17	1.47	139.45		.43	1.85
5/31/2020	10.44	.29	1.20	1.49	(.29 )	(.12 )	(.41 )	11.52	14.55	41.48		.44	2.56
Class 529-A:
11/30/2024[5,6]	9.28	.20	.28	.48	(.19 )	—	(.19 )	9.57	5.21 [7]	61	.74 [8]	.74 [8]	4.11 [8]
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.82	56.74		.74	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.81)	52.74		.73	3.03
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.47)	56.82		.81	1.72
5/31/2021	11.52	.17	(.03 )	.14	(.17 )	(.32 )	(.49 )	11.17	1.08	66.83		.81	1.50
5/31/2020	10.44	.24	1.20	1.44	(.24 )	(.12 )	(.36 )	11.52	14.09	53.88		.84	2.20
Refer to the end of the table for footnotes.

29	American Funds Corporate Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
11/30/2024[5,6]	$9.28	$.17	$.28	$.45	$(.16 )	$—	$(.16 )	$9.57	4.82%[7]	$3	1.49%[8]	1.49%[8]	3.36%[8]
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.05	3	1.50	1.49	3.21
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.56)	3	1.50	1.49	2.25
5/31/2022	11.17	.10	(1.34)	(1.24)	(.10 )	—	(.10 )	9.83	(11.15)	4	1.58	1.57	.94
5/31/2021	11.52	.08	(.03 )	.05	(.08 )	(.32 )	(.40 )	11.17	.32	6	1.59	1.58	.77
5/31/2020	10.44	.16	1.20	1.36	(.16 )	(.12 )	(.28 )	11.52	13.24	8	1.64	1.60	1.45
Class 529-E:
11/30/2024[5,6]	9.28	.19	.28	.47	(.18 )	—	(.18 )	9.57	5.11 [7]	1	.93 [8]	.93 [8]	3.92 [8]
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	—	(.33 )	9.28	2.64	1.92		.92	3.79
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	—	(.26 )	9.37	(2.00)	2.93		.92	2.83
5/31/2022	11.17	.17	(1.34)	(1.17)	(.17 )	—	(.17 )	9.83	(10.64)	2	1.02	1.01	1.51
5/31/2021	11.52	.15	(.03 )	.12	(.15 )	(.32 )	(.47 )	11.17	.87	3	1.04	1.02	1.30
5/31/2020	10.44	.22	1.20	1.42	(.22 )	(.12 )	(.34 )	11.52	13.89	2	1.06	1.02	2.00
Class 529-T:
11/30/2024[5,6]	9.28	.21	.28	.49	(.20 )	—	(.20 )	9.57	5.33 [7,9]	— [10]	.50 [8,9]	.50 [8,9]	4.34 [8,9]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.05 [9]	— [10]	.51 [9]	.51 [9]	4.20 [9]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.56)[9]	— [10]	.47 [9]	.46 [9]	3.30 [9]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.26)[9]	— [10]	.58 [9]	.58 [9]	1.96 [9]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.29 [9]	— [10]	.62 [9]	.60 [9]	1.73 [9]
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.38 [9]	— [10]	.64 [9]	.61 [9]	2.46 [9]
Class 529-F-1:
11/30/2024[5,6]	9.28	.21	.28	.49	(.20 )	—	(.20 )	9.57	5.33 [7,9]	— [10]	.49 [8,9]	.49 [8,9]	4.35 [8,9]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.07 [9]	— [10]	.49 [9]	.49 [9]	4.22 [9]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.57)[9]	— [10]	.49 [9]	.48 [9]	3.28 [9]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.28)[9]	— [10]	.61 [9]	.60 [9]	1.93 [9]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.30 [9]	— [10]	.64 [9]	.61 [9]	1.90 [9]
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.37	6.64		.60	2.44
Class 529-F-2:
11/30/2024[5,6]	9.28	.22	.28	.50	(.21 )	—	(.21 )	9.57	5.37 [7]	11	.43 [8]	.43 [8]	4.42 [8]
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.14	10.43		.43	4.29
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.50)	8.42		.41	3.33
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.21)	9.53		.52	2.02
5/31/2021[5,11]	11.68	.11	(.19 )	(.08 )	(.11 )	(.32 )	(.43 )	11.17	(.82 )[7]	9	.54 [8]	.53 [8]	1.66 [8]
Class 529-F-3:
11/30/2024[5,6]	9.28	.22	.28	.50	(.21 )	—	(.21 )	9.57	5.40 [7]	— [10]	.37 [8]	.37 [8]	4.48 [8]
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.20	— [10]	.36	.36	4.35
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.45)	— [10]	.37	.36	3.41
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.17)	— [10]	.48	.48	2.05
5/31/2021[5,11]	11.68	.11	(.19 )	(.08 )	(.11 )	(.32 )	(.43 )	11.17	(.79 )[7]	— [10]	.59 [8]	.49 [8]	1.69 [8]
Class R-1:
11/30/2024[5,6]	9.28	.17	.28	.45	(.16 )	—	(.16 )	9.57	4.85 [7]	1	1.42 [8]	1.42 [8]	3.43 [8]
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.13	1	1.42	1.41	3.31
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.49)	1	1.43	1.42	2.33
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.08)	1	1.50	1.50	1.03
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.40	1	1.51	1.50	.82
5/31/2020	10.44	.18	1.20	1.38	(.18 )	(.12 )	(.30 )	11.52	13.41	1	1.49	1.45	1.58
Refer to the end of the table for footnotes.

American Funds Corporate Bond Fund	30

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
11/30/2024[5,6]	$9.28	$.17	$.28	$.45	$(.16 )	$—	$(.16 )	$9.57	4.85%[7]	$6	1.42%[8]	1.42%[8]	3.43%[8]
5/31/2024	9.37	.31	(.11 )	.20	(.29 )	—	(.29 )	9.28	2.15	6	1.40	1.40	3.31
5/31/2023	9.83	.23	(.47 )	(.24 )	(.22 )	—	(.22 )	9.37	(2.46)	6	1.40	1.39	2.38
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.08)	6	1.50	1.49	1.04
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.39	7	1.52	1.50	.83
5/31/2020	10.44	.17	1.20	1.37	(.17 )	(.12 )	(.29 )	11.52	13.34	8	1.55	1.51	1.53
Class R-2E:
11/30/2024[5,6]	9.28	.18	.28	.46	(.17 )	—	(.17 )	9.57	5.00 [7]	2	1.13 [8]	1.13 [8]	3.73 [8]
5/31/2024	9.37	.33	(.11 )	.22	(.31 )	—	(.31 )	9.28	2.44	2	1.12	1.12	3.62
5/31/2023	9.83	.25	(.47 )	(.22 )	(.24 )	—	(.24 )	9.37	(2.19)	2	1.13	1.12	2.66
5/31/2022	11.17	.14	(1.34)	(1.20)	(.14 )	—	(.14 )	9.83	(10.84)	1	1.23	1.23	1.30
5/31/2021	11.52	.13	(.03 )	.10	(.13 )	(.32 )	(.45 )	11.17	.67	2	1.25	1.23	1.08
5/31/2020	10.44	.20	1.20	1.40	(.20 )	(.12 )	(.32 )	11.52	13.67	1	1.26	1.22	1.81
Class R-3:
11/30/2024[5,6]	9.28	.19	.28	.47	(.18 )	—	(.18 )	9.57	5.09 [7]	14	.96 [8]	.96 [8]	3.89 [8]
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	—	(.33 )	9.28	2.60	13.96		.95	3.77
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	—	(.26 )	9.37	(2.04)	11.97		.96	2.82
5/31/2022	11.17	.16	(1.34)	(1.18)	(.16 )	—	(.16 )	9.83	(10.69)	11	1.07	1.06	1.47
5/31/2021	11.52	.14	(.03 )	.11	(.14 )	(.32 )	(.46 )	11.17	.82	13	1.09	1.07	1.24
5/31/2020	10.44	.22	1.20	1.42	(.22 )	(.12 )	(.34 )	11.52	13.82	10	1.13	1.09	1.96
Class R-4:
11/30/2024[5,6]	9.28	.20	.28	.48	(.19 )	—	(.19 )	9.57	5.25 [7]	5	.67 [8]	.67 [8]	4.19 [8]
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.90	4.66		.66	4.05
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.74)	4.67		.66	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.43)	4.77		.77	1.75
5/31/2021	11.52	.18	(.03 )	.15	(.18 )	(.32 )	(.50 )	11.17	1.12	6.79		.77	1.52
5/31/2020	10.44	.25	1.20	1.45	(.25 )	(.12 )	(.37 )	11.52	14.16	4.83		.79	2.27
Class R-5E:
11/30/2024[5,6]	9.28	.21	.28	.49	(.20 )	—	(.20 )	9.57	5.35 [7]	5	.48 [8]	.48 [8]	4.38 [8]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.10	5.47		.47	4.27
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.55)	3.47		.46	3.34
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.25)	3.57		.56	2.01
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.30	1.62		.60	1.73
5/31/2020	10.44	.27	1.20	1.47	(.27 )	(.12 )	(.39 )	11.52	14.37	1.64		.59	2.43
Class R-5:
11/30/2024[5,6]	9.28	.22	.28	.50	(.21 )	—	(.21 )	9.57	5.40 [7]	1	.38 [8]	.38 [8]	4.47 [8]
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.20	1.37		.37	4.34
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.45)	1.37		.36	3.43
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.17)	1.49		.48	2.02
5/31/2021	11.52	.21	(.03 )	.18	(.21 )	(.32 )	(.53 )	11.17	1.41	2.51		.49	1.83
5/31/2020	10.44	.28	1.20	1.48	(.28 )	(.12 )	(.40 )	11.52	14.49	1.53		.49	2.55
Class R-6:
11/30/2024[5,6]	9.28	.22	.28	.50	(.21 )	—	(.21 )	9.57	5.42 [7]	126	.33 [8]	.33 [8]	4.54 [8]
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	—	(.39 )	9.28	3.25	104.32		.32	4.44
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	9.37	(1.41)	58.32		.32	3.56
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	—	(.23 )	9.83	(10.12)	27.42		.42	2.13
5/31/2021	11.52	.22	(.03 )	.19	(.22 )	(.32 )	(.54 )	11.17	1.47	20.45		.43	1.89
5/31/2020	10.44	.29	1.20	1.49	(.29 )	(.12 )	(.41 )	11.52	14.55	12.48		.45	2.62
Refer to the end of the table for footnotes.

31	American Funds Corporate Bond Fund

Financial highlights (continued)

	Six months ended November 30, 2024[5,6,7]	Year ended May 31,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	98%	191%	181%	118%	146%	232%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	32

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

33	American Funds Corporate Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Corporate Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: January 31, 2025